                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                 811-03981


Exact name of registrant as specified in charter:   Prudential World Fund
                                                    -  Global Growth Fund
                                                    - International Value Fund
                                                    - Jennison International Value Fund

Address of principal executive offices:             Gateway Center 3,
                                                    100 Mulberry Street,
                                                    Newark, New Jersey 07102

Name and address of agent for service:               Mr Jonathan D. Shain
                                                     Gateway Center 3,
                                                     100 Mulberry Street,
                                                     Newark, New Jersey 07102


Registrant's telephone number, including area code:  973-802-6469


Date of fiscal year end:                             10/31/03


Date of reporting period:                            04/30/03

Item 1 - Reports to Stockholders

                             SEMIANNUAL REPORT
                             APRIL 30, 2003

PRUDENTIAL
GLOBAL GROWTH FUND

                             FUND TYPE
                             Global stock

                             OBJECTIVE
                             Long-term growth of capital

                             This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                             The views expressed in this report and
                             information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                         (LOGO)

Prudential World Fund, Inc.  Prudential Global Growth Fund

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Prudential
Global Growth Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns1                                  As of 4/30/03

                        Six Months    One Year    Five Years    Ten Years    Since Inception2
Class A                    5.19%      -14.56%       -16.96%       76.04%          88.78%
Class B                    4.94       -14.97        -19.68        64.56          361.36
Class C                    4.84       -15.14        -19.87         N/A            25.53
Class Z                    5.33       -14.34        -15.96         N/A            18.97
MSCI World Index3          3.62       -14.58        -19.52        66.95            ***
Lipper Global Funds Avg.4  1.81       -16.75        -15.51        79.88            ****

Average Annual Total Returns1                               As of 3/31/03
                                      One Year    Five Years    Ten Years    Since Inception2
Class A                               -25.98%       -4.96%        5.30%           4.21%
Class B                               -26.34        -5.58         4.59            8.16
Class C                               -26.51        -5.63          N/A            1.58
Class Z                               -25.82        -4.75          N/A            1.15
MSCI World Index3                     -24.34        -5.68         4.84            ***
Lipper Global Funds Avg.4             -24.99        -4.90         4.90            ****

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential
Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The
Fund charges a maximum front-end sales charge of 5% for Class A shares in most circumstances, and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 1.00% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis.
Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1.00% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates:
Class A, 1/22/90; Class B, 5/15/84; Class C,
8/1/94; and Class Z, 3/1/96. 3The Morgan
Stanley Capital International (MSCI) World
Index is an unmanaged, weighted index of performance of approximately 1,500 securities listed on stock exchanges of Australia, Canada, Europe, the Far East, and the United States.
4The Lipper Global Funds Average (Lipper
Average) represents returns based on an average return of all funds in the Lipper Global Funds category for the periods noted. Funds in the Lipper Global Funds Average invest at least 25% of their portfolios in securities traded outside the United States and may own U.S.
securities as
            www.prudential.com  (800) 225-1852

Semiannual Report  April 30, 2003

well. Investors cannot invest directly in an index. The returns for the MSCI World Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.
Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. ***MSCI
World Index Since Inception cumulative total returns as of 4/30/03 are 85.08% for Class A, 543.39% for Class B, 46.61% for Class C, and
19.18% for Class Z. MSCI World Index Since
Inception average annual total returns as of 3/31/03 are 4.11% for Class A, 9.89% for Class
B, 3.49% for Class C, and 1.29% for Class Z.
****Lipper Average Since Inception cumulative total returns as of 4/30/03 are 122.28% for Class A, 642.00% for Class B, 53.61% for Class
C, and 25.89% for Class Z. Lipper Average Since
Inception average annual total returns as of 3/31/03 are 5.10% for Class A, 10.32% for Class
B, 3.79% for Class C, and 1.87% for Class Z

(LOGO)                                  June 16, 2003

DEAR SHAREHOLDER,
After fighting in Iraq ended in April 2003, U.S.
consumer confidence rose significantly and a more optimistic tone pervaded the financial markets. Major stock market indexes have continued to improve, even as the long-standing bond market rally persisted. While we welcome these developments, it is important to remember that a wise investor plans for tomorrow's needs today regardless of the direction of financial markets.

Whether you are investing for your retirement, your children's education, or for a new home for your family, Prudential mutual funds offer advantages that may help you reach your financial goals. Experienced asset managers, working closely with research analysts, employ time-tested investment processes that were honed under a variety of market conditions. We recommend that you consult a financial professional who can help you strike the right balance between your desire to obtain a particular return from an investment and your tolerance for risk.

I was named president of the Prudential World
Fund, Inc. in March 2003. On behalf of the
Prudential Financial family, I would like to thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
Prudential World Fund, Inc./Prudential Global Growth Fund

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited)

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  96.2%
Common Stocks  94.8%
-------------------------------------------------------------------------------------
Australia  3.9%
    440,100   Amcor, Ltd.                                         $      2,287,781
    957,831   BHP Billition, Ltd.                                        5,416,508
    256,215   CRA, Ltd.                                                  5,093,550
                                                                  ----------------
                                                                        12,797,839
-------------------------------------------------------------------------------------
Finland  1.6%
    312,360   Nokia Oyj                                                  5,284,683
-------------------------------------------------------------------------------------
France  2.7%
     66,413   Total SA                                                   8,708,740
-------------------------------------------------------------------------------------
Germany  1.9%
    136,560   Deutsche Boerse AG(b)                                      6,400,843
-------------------------------------------------------------------------------------
Hong Kong  3.9%
  2,556,000   Cathay Pacific Airways, Ltd.                               3,080,683
  3,903,130   China Merchants Holdings                                   3,077,843
  8,492,100   China Oilfield Services, Ltd., Ser. H                      1,796,624
  5,554,000   Cosco Pacific, Ltd.                                        4,700,111
                                                                  ----------------
                                                                        12,655,261
-------------------------------------------------------------------------------------
Italy  2.9%
    232,400   Eni SpA                                                    3,312,008
    246,284   Riunione Adriatica di Sicurta SpA                          3,551,102
     95,847   Tod's SpA                                                  2,800,351
                                                                  ----------------
                                                                         9,663,461
-------------------------------------------------------------------------------------
Japan  5.0%
     14,400   Funai Electric Co., Ltd.                                   1,448,935
    132,300   Lawson, Inc.                                               4,060,188
  1,105,000   Mitsubishi Corp.(b)                                        6,569,218
    136,500   Sohgo Security Services Co., Ltd.                          1,696,235
    753,700   Tokyo Gas Co., Ltd.                                        2,452,085
                                                                  ----------------
                                                                        16,226,661

    See Notes to Financial Statements                                      3

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Mexico  1.6%
  5,961,200   Grupo Financiero BBVA Bancomer, SA de CV, Ser.
               B(a)                                               $      5,183,904
-------------------------------------------------------------------------------------
Netherlands  1.6%
    176,300   ING Groep NV(b)                                            2,862,725
     38,000   Unilever NV                                                2,393,933
                                                                  ----------------
                                                                         5,256,658
-------------------------------------------------------------------------------------
South Korea  1.7%
     22,300   Samsung Electronics Co., Ltd.                              5,597,942
-------------------------------------------------------------------------------------
Spain  3.7%
    152,741   Banco Popular Espanol SA                                   7,404,740
    413,559   Telefonica, SA(a)                                          4,573,788
                                                                  ----------------
                                                                        11,978,528
-------------------------------------------------------------------------------------
Switzerland  1.5%
      4,775   Serono SA                                                  2,591,167
     48,800   UBS AG                                                     2,315,329
                                                                  ----------------
                                                                         4,906,496
-------------------------------------------------------------------------------------
Taiwan  1.7%
  4,011,000   Taiwan Semiconductor Manufacturing Co., Ltd.(a)            5,499,879
-------------------------------------------------------------------------------------
United Kingdom  13.8%
    434,500   Bunzl PLC                                                  3,128,452
     65,100   Diageo PLC                                                   722,080
    717,499   Exel PLC                                                   6,880,460
  1,035,845   GKN PLC                                                    3,410,413
  1,224,600   Hilton Group PLC                                           2,994,544
    141,600   HSBC Holdings PLC                                          1,551,371
    103,800   Reckitt Benckiser PLC                                      1,830,689
    305,700   Royal Bank Scotland Group PLC                              8,017,685
  2,740,000   Signet Group PLC                                           3,678,534
  1,101,600   Tesco PLC                                                  3,486,054
  4,728,876   Vodafone Group PLC                                         9,334,044
                                                                  ----------------
                                                                        45,034,326

    4                                      See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
United States  47.3%
    113,100   Accenture, Ltd., Class A(a)                         $      1,811,862
     52,800   Allergan, Inc.                                             3,709,200
     36,600   American International Group, Inc.                         2,120,970
    147,200   Amgen, Inc.(a)                                             9,024,832
     47,300   Analog Devices, Inc.(a)                                    1,566,576
     79,700   AstraZeneca PLC (ADR)                                      3,177,639
    133,600   Bed Bath & Beyond, Inc.(a)                                 5,278,536
    143,500   BJ Services Co.(a)                                         5,239,185
    111,100   Boise Cascade Corp.                                        2,551,967
    269,000   Cisco Systems, Inc.(a)                                     4,045,760
    185,583   Citigroup, Inc.                                            7,284,133
     74,700   Clear Channel Communications, Inc.(a)                      2,921,517
     28,000   Colgate-Palmolive Co.                                      1,600,760
     54,500   Comcast Corp., Class A(a)(b)                               1,739,095
     86,600   Comcast Corp., Class A Special(a)(b)                       2,603,196
     35,600   Electronic Arts, Inc.(a)(b)                                2,110,012
     83,800   Forest Laboratories, Inc.(a)                               4,334,136
     75,200   Gilead Sciences, Inc.(a)                                   3,469,728
     77,500   Goldman Sachs Group, Inc.                                  5,882,250
     89,500   International Paper Co.                                    3,199,625
     43,300   Kohl's Corp.(a)                                            2,459,440
    119,000   MedImmune, Inc.(a)                                         4,197,130
    225,800   Microsoft Corp.                                            5,773,706
     96,100   Morgan Stanley                                             4,300,475
     65,200   Omnicare, Inc.                                             1,729,104
     68,600   Omnicom Group, Inc.                                        4,246,340
     15,200   P.F. Chang's China Bistro, Inc.(a)                           636,880
    203,560   Pfizer, Inc.                                               6,259,470
    121,600   SAP AG (ADR)(b)                                            3,102,016
    150,100   Smith International, Inc.(a)                               5,337,556
     22,400   Starbucks Corp.(a)                                           526,176
    122,800   Target Corp.                                               4,106,432
    200,700   Telefonos de Mexico SA de CV Ser. L (ADR)                  6,063,147
    164,100   Texas Instruments, Inc.                                    3,034,209
    155,500   The Bank of New York Co., Inc.                             4,112,975
     25,200   The Procter & Gamble Co.                                   2,264,220

    See Notes to Financial Statements                                      5

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      2,400   Unibanco - Uniao de Bancos Brasileiros S.A. (ADR)   $         43,560
    141,000   Univision Communications, Inc., Class A(a)(b)              4,269,480
    272,250   USA Interactive, Inc.(a)(b)                                8,153,887
     38,400   Viacom, Inc., Class B(a)(b)                                1,666,944
     94,900   Wal-Mart Stores, Inc.                                      5,344,768
     81,800   Weatherford International, Ltd.(a)                         3,290,814
                                                                  ----------------
                                                                       154,589,708
                                                                  ----------------
              Total common stocks (cost $283,184,846)                  309,784,929
                                                                  ----------------
Preferred Stocks  1.4%
-------------------------------------------------------------------------------------
Germany
     12,542   Porsche AG (cost $5,067,368)                               4,618,970
                                                                  ----------------
              Total long-term investments (cost $288,252,214)          314,403,899
                                                                  ----------------
SHORT-TERM INVESTMENT  9.4%
-------------------------------------------------------------------------------------
Mutual Fund
 30,649,206   Prudential Core Investment Fund - Taxable Money
               Market Series(c)
               (cost $30,649,206)                                       30,649,206
                                                                  ----------------
              Total Investments  105.6%
               (cost $318,901,420; Note 5)                             345,053,105
              Liabilities in excess of other assets  (5.6%)            (18,365,878)
                                                                  ----------------
              Net Assets 100%                                     $    326,687,227
                                                                  ----------------
                                                                  ----------------

------------------------------
(a) Non-income producing security.
(b) Security or portion thereof, on loan, see Note 4.
(c) Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
    6                                      See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets (net) shown as a percentage of net assets as of April 30, 2003 was as follows:

Short-Term Investments                                             9.4%
Banks                                                              8.8
Diversified Financials                                             8.2
Biotechnology                                                      5.9
Pharmaceuticals                                                    5.4
Media                                                              5.3
Energy Equipment & Services                                        4.8
Semiconductor Equipment & Products                                 4.8
Oil & Gas                                                          3.7
Multiline Retail                                                   3.6
Software                                                           3.4
Diversified Telecommunication Services                             3.3
Metals & Mining                                                    3.2
Communications Equipment                                           2.9
Wireless Telecommunication Services                                2.9
Specialty Retail                                                   2.7
Internet & Catalog Retail                                          2.5
Food & Drug Retailing                                              2.3
Air Freight & Couriers                                             2.1
Trading Companies & Distributors                                   2.0
Paper & Forest Products                                            1.8
Household Products                                                 1.7
Insurance                                                          1.7
Commercial Services & Supplies                                     1.5
Automobiles                                                        1.4
Transportation Infrastructure                                      1.4
Hotels, Restaurants & Leisure                                      1.3
Auto Components                                                    1.0
Airlines                                                           0.9
Industrial Conglomerates                                           0.9
Textiles & Apparel                                                 0.9
Gas Utilities                                                      0.8
Containers & Packaging                                             0.7
Food Products                                                      0.7
IT Consulting & Catalog Services                                   0.6
Healthcare Equipment & Supplies                                    0.5
Household Durables                                                 0.4
Beverages                                                          0.2
                                                                 -----
                                                                 105.6
Liabilities in excess of other assets                             (5.6)
                                                                 -----
                                                                 100.0%
                                                                 -----
                                                                 -----
    See Notes to Financial Statements                                      7

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Statement of Assets and Liabilities (Unaudited)

                                                               April 30, 2003
-----------------------------------------------------------------------------
ASSETS
Investments, at value, including securities on loan of
   $29,801,773 (cost $318,901,420)                             $  345,053,105
Foreign currency, at value (cost $8,678,321)                        8,931,311
Receivable for investments sold                                     3,523,143
Dividends and interest receivable                                   1,124,306
Receivable for Series shares sold                                     291,562
Foreign tax reclaim receivable                                        222,037
Receivable for securities lending income                               28,208
Other assets                                                           10,990
                                                               --------------
      Total assets                                                359,184,662
                                                               --------------
LIABILITIES
Payable to custodian                                                   61,321
Payable to broker for collateral for securities on loan            27,884,934
Payable for Series shares reacquired                                2,335,726
Payable for investments purchased                                   1,201,791
Accrued expenses                                                      586,567
Management fee payable                                                195,981
Withholding taxes payable                                             118,589
Distribution fee payable                                               88,888
Securities lending rebate payable                                      22,115
Payable to securities lending agent                                     1,523
                                                               --------------
      Total liabilities                                            32,497,435
                                                               --------------
NET ASSETS                                                     $  326,687,227
                                                               --------------
                                                               --------------
Net assets were comprised of:
   Common stock, at par                                        $      310,231
   Paid-in capital in excess of par                               483,354,130
                                                               --------------
                                                                  483,664,361
   Net investment loss                                                (91,637)
   Accumulated net realized loss on investments and foreign
      currency transactions                                      (183,313,189)
   Net unrealized appreciation on investments and foreign
      currencies                                                   26,427,692
                                                               --------------
Net assets, April 30, 2003                                     $  326,687,227
                                                               --------------
                                                               --------------
    8                                      See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                   April 30, 2003
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($223,825,635
      / 20,837,664 shares of common stock issued and
      outstanding)                                                         $10.74
   Maximum sales charge (5% of offering price)                                .57
                                                                   --------------
   Maximum offering price to public                                        $11.31
                                                                   --------------
                                                                   --------------
Class B:
   Net asset value, offering price and redemption price per
      share ($57,764,469 / 5,910,077 shares of common stock
      issued and outstanding)                                               $9.77
                                                                   --------------
                                                                   --------------
Class C:
   Net asset value and redemption price per share ($12,055,165 /
      1,236,527 shares of common stock issued and outstanding)              $9.75
   Sales charge (1% of offering price)                                        .10
                                                                   --------------
   Offering price to public                                                 $9.85
                                                                   --------------
                                                                   --------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($33,041,958 / 3,038,815 shares of common stock
      issued and outstanding)                                              $10.87
                                                                   --------------
                                                                   --------------

    See Notes to Financial Statements                                      9

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Statement of Operations (Unaudited)

                                                                      Six Months
                                                                        Ended
                                                                    April 30, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $282,268)          $   2,577,007
   Interest                                                                  8,704
   Income from securities lending (net)                                     85,952
                                                                    --------------
      Total income                                                       2,671,663
                                                                    --------------
Expenses
   Management fee                                                        1,201,241
   Distribution fee--Class A                                               269,630
   Distribution fee--Class B                                               229,592
   Distribution fee--Class C                                                57,805
   Transfer agent's fees and expenses                                      648,000
   Custodian's fees and expenses                                           145,000
   Reports to shareholders                                                 134,000
   Registration fees                                                        33,000
   Audit fees                                                               19,000
   Legal fees                                                               15,000
   Directors' fees                                                           5,000
   Miscellaneous                                                             6,032
                                                                    --------------
      Total expenses                                                     2,763,300
                                                                    --------------
Net investment loss                                                        (91,637)
                                                                    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investments                                                         (13,286,069)
   Foreign currency transactions                                           420,244
                                                                    --------------
                                                                       (12,865,825)
                                                                    --------------
Net change in unrealized appreciation on:
   Investments                                                          28,790,152
   Foreign currencies                                                      231,520
                                                                    --------------
                                                                        29,021,672
                                                                    --------------
Net gain on investments and foreign currencies                          16,155,847
                                                                    --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  16,064,210
                                                                    --------------
                                                                    --------------

    10                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months            Year
                                                      Ended              Ended
                                                  April 30, 2003    October 31, 2002
------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations
   Net investment loss                             $     (91,637)    $   (1,396,717)
   Net realized loss on investments and foreign
      currency transactions                          (12,865,825)       (74,555,483)
   Net change in unrealized appreciation on
      investments and foreign currencies              29,021,672          3,647,687
                                                  --------------    ----------------
   Net increase (decrease) in net assets
      resulting from operations                       16,064,210        (72,304,513)
                                                  --------------    ----------------
Series share transactions (net of share
   conversions) (Note 6)
   Proceeds from shares sold                          31,166,392         87,551,827
   Cost of shares reacquired                         (60,256,814)      (169,079,854)
                                                  --------------    ----------------
Net decrease in net assets from Series share
   transactions                                      (29,090,422)       (81,528,027)
                                                  --------------    ----------------
Total decrease                                       (13,026,212)      (153,832,540)
NET ASSETS
Beginning of period                                  339,713,439        493,545,979
                                                  --------------    ----------------
End of period                                      $ 326,687,227     $  339,713,439
                                                  --------------    ----------------
                                                  --------------    ----------------

    See Notes to Financial Statements                                     11

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited)

      Prudential World Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of three series: Prudential Global Growth Fund (the 'Series'), Prudential International Value Fund and Jennison International Growth Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations in May, 1984. The investment objective of the Series is to seek long-term capital growth, with income as a secondary objective, by investing in a diversified portfolio of securities consisting of marketable securities of U.S. and non-U.S. issuers.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange or
Nasdaq are valued at the last sale price on such exchange or system on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI or Manager'), in consultation with the subadviser, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker (if available, otherwise a principal market maker or a primary market dealer). Securities for which reliable market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or valuation methodology, or provides a valuation methodology that, in the judgment of the Manager or subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Directors, in consultation with the Manager or subadviser.

      Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

      Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Series' policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the
    12

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Series are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the current daily rates of exchange;

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

      Foreign security and currency transactions depreciation and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on
                                                                          13

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      Forward currency contacts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income or loss, other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Series expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Securities Lending:    The Series may lend its portfolio securities to
qualified institutions. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. Loans are subject to termination at the option of the borrower or the
    14

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. The Series may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Series recognizes income, net of any rebate, for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends on the securities loaned and recognizes any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Note 2. Agreements
The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC ('Jennison'). The subadvisory agreement provides that Jennison furnish investment advisory services in connection with the management of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .75% of the Series' average daily net assets.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, B, C and Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for the Class Z shares of the Series.

      Pursuant to the Class A Plan, the Series compensates PIMS with respect to Class A shares, for distribution-related activities at an annual rate of up to ..30 of 1% of the average daily net assets of the Class A shares. Pursuant to the Class B and C Plans, the Series compensates PIMS for distribution-related activities at the annual rate of .75 of 1% of the average daily net assets of Class B shares up to the level of average daily net assets as of February 26, 1986, plus 1% of the average daily net assets in excess of such level of the Class B shares, and 1% of average daily net assets of Class C shares. Payments made pursuant to the Plans were .25 of 1%, .75 of 1% and 1% of the average daily net assets of Class A, B and C shares, respectively, for the six months ended April 30, 2003.
                                                                          15

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      PIMS has advised the Series that for the six months ended April 30, 2003, it received approximately $16,400 and $3,400 in front-end sales charges resulting from sales of Class A and Class C shares, respectively. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that during the six months ended April 30, 2003, it received approximately $47,300 and $200 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

      PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Series, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended April 30, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is May 2, 2003. The Series did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series' transfer agent. During the six months ended April 30, 2003, the Series incurred fees of approximately $425,000 for the services of PMFS. As of April 30, 2003, approximately $67,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

      The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $49,500 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, was approximately $39,500 for the six months ended April 30, 2003. As of April 30, 2003, approximately $6,300 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.
    16

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      PSI is the securities lending agent for the Series. For the six months ended April 30, 2003, PSI has been compensated approximately $28,700 for these services of which approximately $1,500 is payable at period end.

      The Series invests in the Taxable Money Market Series, a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the six months ended April 30, 2003, the Series earned income from the Taxable Money Market Series of approximately $40,500 and $286,000 by investing its excess cash and collateral received from securities lending, respectively.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2003 were $105,619,521 and $136,021,701, respectively.

      As of April 30, 2003, the Series had securities on loan with an aggregate market value of $29,801,773. The Fund received $27,884,934 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with Series' securities lending procedures.

Note 5. Tax Information
For federal income tax purposes, the Series had a capital loss carryforward at October 31, 2002, of approximately $168,826,700, of which $95,156,900 expires in 2009 and $73,669,800 expires in 2010. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryfoward.

      The United States federal income tax basis of the Series' investments and the net unrealized appreciation as of April 30, 2003 were as follows:

                                                    Total Net
                                                    Unrealized
 Tax Basis       Appreciation     Depreciation     Appreciation
------------     ------------     ------------     ------------
$291,393,237     $ 46,040,336     $(21,544,143)    $ 24,496,193

      The difference between book basis and tax basis is primarily attributable to the wash sales and other costs basis adjustments.

Note 6. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a
                                                                          17

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven periods after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

      Transactions in shares of common stock were as follows:

Class A                                                      Shares          Amount
--------------------------------------------------------  ------------    -------------
Six months ended April 30, 2003:
Shares sold                                                  1,949,161    $  19,641,240
Shares reacquired                                           (3,717,763)     (37,678,622)
                                                          ------------    -------------
Net decrease in shares outstanding before conversion        (1,768,602)     (18,037,382)
Shares issued upon conversion from Class B                     738,750        7,330,648
                                                          ------------    -------------
Net decrease in shares outstanding                          (1,029,852)   $ (10,706,734)
                                                          ------------    -------------
                                                          ------------    -------------
Year ended October 31, 2002:
Shares sold                                                  4,346,549    $  52,196,038
Shares reacquired                                           (9,029,142)    (107,379,582)
                                                          ------------    -------------
Net decrease in shares outstanding before conversion        (4,682,593)     (55,183,544)
Shares issued upon conversion from Class B                   1,634,990       19,966,253
                                                          ------------    -------------
Net decrease in shares outstanding                          (3,047,603)   $ (35,217,291)
                                                          ------------    -------------
                                                          ------------    -------------
Class B
--------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                    247,200    $   2,309,910
Shares reacquired                                           (1,133,610)     (10,554,182)
                                                          ------------    -------------
Net decrease in shares outstanding before conversion          (886,410)      (8,244,272)
Shares reacquired upon conversion into Class A                (810,837)      (7,330,648)
                                                          ------------    -------------
Net decrease in shares outstanding                          (1,697,247)   $ (15,574,920)
                                                          ------------    -------------
                                                          ------------    -------------

    18

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                      Shares          Amount
--------------------------------------------------------  ------------    -------------
Year ended October 31, 2002:
Shares sold                                                    990,875    $  11,070,227
Shares reacquired                                           (3,194,031)     (33,784,498)
                                                          ------------    -------------
Net decrease in shares outstanding before conversion        (2,203,156)     (22,714,271)
Shares reacquired upon conversion into Class A              (1,787,584)     (19,966,253)
                                                          ------------    -------------
Net decrease in shares outstanding                          (3,990,740)   $ (42,680,524)
                                                          ------------    -------------
                                                          ------------    -------------
Class C
--------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                    148,805    $   1,375,841
Shares reacquired                                             (255,564)      (2,364,259)
                                                          ------------    -------------
Net decrease in shares outstanding                            (106,759)   $    (988,418)
                                                          ------------    -------------
                                                          ------------    -------------
Year ended October 31, 2002:
Shares sold                                                    694,302    $   7,308,297
Shares reacquired                                             (774,969)      (8,266,673)
                                                          ------------    -------------
Net decrease in shares outstanding                             (80,667)   $    (958,376)
                                                          ------------    -------------
                                                          ------------    -------------
Class Z
--------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                    765,090    $   7,839,401
Shares reacquired                                             (946,298)      (9,659,751)
                                                          ------------    -------------
Net decrease in shares outstanding                            (181,208)   $  (1,820,350)
                                                          ------------    -------------
                                                          ------------    -------------
Year ended October 31, 2002:
Shares sold                                                  1,442,935    $  16,977,265
Shares reacquired                                           (1,667,949)     (19,649,101)
                                                          ------------    -------------
Net decrease in shares outstanding                            (225,014)   $  (2,671,836)
                                                          ------------    -------------
                                                          ------------    -------------

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period                                  $  10.21
                                                                  ----------------
Income from investment operations
Net investment income (loss)                                                --(c)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                           .53
                                                                  ----------------
      Total from investment operations                                     .53
                                                                  ----------------
Less distributions
Distributions in excess of net investment income                            --
Distributions from net realized capital gains                               --
                                                                  ----------------
      Total distributions                                                   --
                                                                  ----------------
Net asset value, end of period                                        $  10.74
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(b):                                                          5.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $223,826
Average net assets (000)                                              $217,492
Ratios to average net assets:
   Expenses, including distribution and service (12b-1
      fees)(f)                                                            1.64%(d)
   Expenses, excluding distribution and service (12b-1 fees)              1.39%(d)
   Net investment income (loss)                                            .04%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate(e)                                               34%

------------------------------
(a) Based on average shares outstanding.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
(e) Not annualized for periods of less than one full year.
(f) The distributor of the Series has contractually agreed to reduce its distribution and service (12b-1) for Class A shares to .25 of 1% of the average net assets of Class A shares.
    20                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  12.23             $  21.35             $  21.19             $  16.16             $  17.27
----------------     ----------------     ----------------     ----------------     ----------------
        (.01)                 .01                 (.09)                (.05)                (.02)
       (2.01)               (5.83)                2.25                 5.82                  .82
----------------     ----------------     ----------------     ----------------     ----------------
       (2.02)               (5.82)                2.16                 5.77                  .80
----------------     ----------------     ----------------     ----------------     ----------------
          --                   --                 (.19)                (.14)                (.11)
          --                (3.30)               (1.81)                (.60)               (1.80)
----------------     ----------------     ----------------     ----------------     ----------------
          --                (3.30)               (2.00)                (.74)               (1.91)
----------------     ----------------     ----------------     ----------------     ----------------
    $  10.21             $  12.23             $  21.35             $  21.19             $  16.16
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
      (16.52)%             (30.87)%               9.80%               36.83%                5.71%
    $223,191             $304,777             $396,870             $339,620             $251,018
    $284,046             $353,879             $415,035             $298,009             $260,774
        1.46%                1.37%                1.27%                1.32%                1.38%
        1.21%                1.12%                1.02%                1.07%                1.13%
        (.18)%                .06%                (.38)%               (.27)%               (.14)%
          67%                  72%                  82%                  59%                  61%

    See Notes to Financial Statements                                     21

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period                                  $   9.31
                                                                      --------
Income from investment operations
Net investment loss                                                       (.02)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                           .48
                                                                      --------
      Total from investment operations                                     .46
                                                                      --------
Less distributions
Distributions in excess of net investment income                            --
Distributions from net realized capital gains                               --
                                                                      --------
      Total distributions                                                   --
                                                                      --------
Net asset value, end of period                                        $   9.77
                                                                      --------
                                                                      --------
TOTAL RETURN(b):                                                          4.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 57,764
Average net assets (000)                                              $ 61,732
Ratios to average net assets:
   Expenses, including distribution and service (12b-1 fees)              2.14%(c)
   Expenses, excluding distribution and service (12b-1 fees)              1.39%(c)
   Net investment loss                                                    (.45)%(c)

------------------------------
(a) Based on average shares outstanding.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
    22                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  11.23             $  20.00             $  19.98             $  15.26             $  16.42
----------------     ----------------     ----------------     ----------------     ----------------
        (.08)                (.08)                (.24)                (.17)                (.13)
       (1.84)               (5.39)                2.12                 5.51                  .78
----------------     ----------------     ----------------     ----------------     ----------------
       (1.92)               (5.47)                1.88                 5.34                  .65
----------------     ----------------     ----------------     ----------------     ----------------
          --                   --                 (.05)                (.02)                (.01)
          --                (3.30)               (1.81)                (.60)               (1.80)
----------------     ----------------     ----------------     ----------------     ----------------
          --                (3.30)               (1.86)                (.62)               (1.81)
----------------     ----------------     ----------------     ----------------     ----------------
    $   9.31             $  11.23             $  20.00             $  19.98             $  15.26
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
      (17.10)%             (31.27)%               8.94%               36.00%                4.95%
    $ 70,804             $130,201             $288,418             $310,458             $274,248
    $109,004             $195,461             $355,100             $297,322             $312,569
        2.00%                2.00%                1.96%                1.99%                2.06%
        1.21%                1.12%                1.02%                1.07%                1.13%
        (.73)%               (.58)%              (1.07)%               (.96)%               (.82)%

    See Notes to Financial Statements                                     23

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period                                  $   9.30
                                                                      --------
Income from investment operations
Net investment income loss                                                (.03)
Net realized and unrealized gain (loss) on investment and
  foreign currency transactions                                            .48
                                                                      --------
      Total from investment operations                                     .45
                                                                      --------
Less distributions
Distributions in excess of net investment income                            --
Distributions from net realized capital gains                               --
                                                                      --------
      Total distributions                                                   --
                                                                      --------
Net asset value, end of period                                        $   9.75
                                                                      --------
                                                                      --------
TOTAL RETURN(b):                                                          4.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 12,055
Average net assets (000)                                              $ 11,657
Ratios to average net assets:
   Expenses, including distribution and service (12b-1 fees)              2.39%(d)
   Expenses, excluding distribution and service (12b-1 fees)              1.39%(d)
   Net investment loss                                                    (.72)%(d)

------------------------------
(a) Based on average shares outstanding.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Distribution in excess of net investment income was $.001.
(d) Annualized.
    24                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  11.24             $  19.99             $  19.97             $  15.25             $  16.41
    --------             --------             --------             --------             --------
        (.10)                (.09)                (.24)                (.18)                (.14)
       (1.84)               (5.36)                2.11                 5.51                  .78
    --------             --------             --------             --------             --------
       (1.94)               (5.45)                1.87                 5.33                  .64
    --------             --------             --------             --------             --------
          --                   --                 (.04)                (.01)                  --(c)
          --                (3.30)               (1.81)                (.60)               (1.80)
    --------             --------             --------             --------             --------
          --                (3.30)               (1.85)                (.61)               (1.80)
    --------             --------             --------             --------             --------
    $   9.30             $  11.24             $  19.99             $  19.97             $  15.25
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
      (17.26)%             (31.17)%               8.89%               35.94%                4.90%
    $ 12,490             $ 16,006             $ 21,377             $ 14,184             $ 10,698
    $ 14,897             $ 18,330             $ 18,886             $ 11,866             $ 10,286
        2.21%                2.12%                2.02%                2.07%                2.13%
        1.21%                1.12%                1.02%                1.07%                1.13%
        (.92)%               (.68)%              (1.11)%              (1.02)%               (.90)%

    See Notes to Financial Statements                                     25

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period                                  $  10.32
                                                                      --------
Income from investment operations
Net investment income (loss)                                               .01
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                           .54
                                                                      --------
      Total from investment operations                                     .55
                                                                      --------
Less distributions
Distributions in excess of net investment income                            --
Distributions from net realized capital gains                               --
                                                                      --------
      Total distributions                                                   --
                                                                      --------
Net asset value, end of period                                        $  10.87
                                                                      --------
                                                                      --------
TOTAL RETURN(b):                                                          5.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 33,042
Average net assets (000)                                              $ 32,105
Ratios to average net assets:
   Expenses, including distribution and service (12b-1 fees)              1.39%(c)
   Expenses, excluding distribution and service (12b-1 fees)              1.39%(c)
   Net investment income (loss)                                            .28%(c)

------------------------------
(a) Based on average shares outstanding.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
    26                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class Z
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  12.35             $  21.46             $  21.29             $  16.23             $  17.35
    --------             --------             --------             --------             --------
         .01                  .05                 (.02)                  --                  .02
       (2.04)               (5.86)                2.23                 5.84                  .82
    --------             --------             --------             --------             --------
       (2.03)               (5.81)                2.21                 5.84                  .84
    --------             --------             --------             --------             --------
          --                   --                 (.23)                (.18)                (.16)
          --                (3.30)               (1.81)                (.60)               (1.80)
    --------             --------             --------             --------             --------
          --                (3.30)               (2.04)                (.78)               (1.96)
    --------             --------             --------             --------             --------
    $  10.32             $  12.35             $  21.46             $  21.29             $  16.23
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
      (16.50)%             (30.57)%               9.97%               37.25%                5.97%
    $ 33,228             $ 42,562             $ 70,956             $ 48,430             $ 36,338
    $ 40,960             $ 54,387             $ 77,989             $ 42,312             $ 41,799
        1.21%                1.12%                1.02%                1.07%                1.13%
        1.21%                1.12%                1.02%                1.07%                1.13%
         .08%                 .32%                (.08)%               (.02)%                .12%

    See Notes to Financial Statements                                     27

                This Page Intentionally Left Blank
             www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Jonathan D. Shain, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Fund Symbols     Nasdaq       CUSIP
Class A          PRGAX      743969107
Class B          PRGLX      743969206
Class C          PRGCX      743969305
Class Z          PWGZX      743969404

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.

Mutual funds are not insured by the FDIC or any federal government agency, are not a deposit of or guaranteed by any bank or any bank affiliate, and may lose value.

(LOGO)


Fund Symbols       Nasdaq       CUSIP
Class A            PRGAX      743969107
Class B            PRGLX      743969206
Class C            PRGCX      743969305
Class Z            PWGZX      743969404

MF115E2            IFS-A080885

                                            SEMIANNUAL REPORT
                                            APRIL 30, 2003

PRUDENTIAL
INTERNATIONAL VALUE FUND

FUND TYPE
International stock

OBJECTIVE
Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                 PRUDENTIAL FINANCIAL (LOGO)

Prudential World Fund, Inc.    Prudential International Value Fund

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Prudential
International Value Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns1                              As of 4/30/03

                                 Six Months  One Year  Five Years  Ten Years  Since Inception2
Class A                            -2.29%    -21.16%    -23.54%      N/A          2.19%
Class B                            -2.63     -21.75     -26.44       N/A         -2.88
Class C                            -2.69     -21.78     -26.39       N/A         -2.81
Class Z                            -2.20     -21.04     -22.68      54.58%       81.83
MSCI EAFE(R) Index3                 1.81     -16.27     -24.73      21.72          ***
Lipper International Funds Avg.4    0.92     -17.88     -23.62      42.34         ****

    Average Annual Total Returns1    As of 3/31/03

                                   One Year   Five Years   Ten Years  Since Inception2
Class A                             -31.78%    -7.87%        N/A         -2.06%
Class B                             -32.27     -7.79         N/A         -2.04
Class C                             -30.11     -7.80         N/A         -2.18
Class Z                             -28.00     -6.70         3.71%        4.85
MSCI EAFE(R) Index3                 -23.59     -7.13         1.96          ***
Lipper International Funds Avg.4    -24.60     -6.93         2.94         ****

Past performance is not indicative of future results.
Principal value and investment return will fluctuate
so that an investor's shares, when redeemed, may be
worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The
cumulative total returns do not take into account
applicable sales charges. The average annual total
returns do take into account applicable sales
charges. Without the distribution and service (12b-1)
fee waiver of 0.05% for Class A shares, the returns
would have been lower. The Fund charges a maximum
front-end sales charge of 5% for Class A shares in
most circumstances, and a 12b-1 fee of up to 0.30%
annually. In some circumstances, Class A shares may
not be subject to a front-end sales charge, but may
be subject to a 1% contingent deferred sales charge
(CDSC) for the first year. Class B shares are subject
to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for
the first six years respectively after purchase, and
a 12b-1 fee of 1.00% annually. Approximately seven
years after purchase, Class B shares will
automatically convert to Class A shares on a
quarterly basis. Class C shares are subject to a
front-end sales charge of 1%, a CDSC of 1% for shares
redeemed within 18 months of purchase, and a 12b-1
fee of 1.00% annually. Class Z shares are not subject
to a sales charge or 12b-1 fee. The returns in the
tables above do not reflect the deduction of taxes
that a shareholder would pay on fund distributions or
following the redemption of fund shares. 2Inception
dates: Class A, B, and C, 9/23/96; Class Z, 11/5/92.
3The Morgan Stanley Capital International (MSCI)
EAFE(R) Index is an unmanaged, weighted index of
performance that reflects stock price movements in
Europe, Australasia, and the Far East. 4The Lipper
International Funds Average (Lipper Average)
represents returns based on an average return of all
funds in the Lipper International Funds category.
Funds in
                                         www.prudential.com    (800) 225-1852

Semiannual Report    April 30, 2003

he Lipper Average invest their assets in securities with primary trading markets outside the United
States. Investors cannot invest directly in an index.
The returns for the MSCI EAFE(R) Index and the Lipper
Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. ***MSCI
EAFE(R) Index Since Inception cumulative total returns as of 4/30/03 are -10.01% for Class A, B, and C, and 51.43% for Class Z. MSCI EAFE(R) Index Since Inception average annual total returns as of 3/31/03 are -3.02% for Class A, B, and C, and 3.13% for Class Z.
****Lipper Average Since Inception cumulative total returns as of 4/30/03 are -1.46% for Class A, B, and C, and 68.99% for Class Z. Lipper Average Since
Inception average annual total returns as of 3/31/03 are -1.94% for Class A, B, and C, and 4.00% for Class Z.

PRUDENTIAL FINANCIAL (LOGO)               June 16, 2003

DEAR SHAREHOLDER,
After fighting in Iraq ended in April 2003, U.S.
consumer confidence rose significantly and a more optimistic tone pervaded the financial markets.
Major stock market indexes have continued to improve, even as the long-standing bond market rally persisted. While we welcome these developments, it is important to remember that a wise investor plans for tomorrow's needs today regardless of the direction of financial markets.

Whether you are investing for your retirement, your children's education, or for a new home for your family, Prudential mutual funds offer advantages that may help you reach your financial goals. Experienced asset managers, working closely with research analysts, employ time-tested investment processes that were honed under a variety of market conditions.
We recommend that you consult a financial professional who can help you strike the right balance between your desire to obtain a particular return from an investment and your tolerance for risk.

I was named president of the Prudential World Fund, Inc. in March 2003. On behalf of the Prudential Financial family, I would like to thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,


Judy A. Rice, President
Prudential World Fund, Inc./Prudential International Value Fund

       Prudential World Fund, Inc.     Prudential International Value Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited)

Shares         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.2%
Common Stocks
-------------------------------------------------------------------------------------
Australia  2.8%
     393,198   Foster's Group, Ltd.                                  $    1,101,923
     146,549   National Australia Bank, Ltd.                              2,979,396
     393,909   News Corp., Ltd.                                           2,804,144
     267,177   Westpac Banking Corp., Ltd.                                2,659,080
                                                                     --------------
                                                                          9,544,543
-------------------------------------------------------------------------------------
Finland  1.6%
     325,965   Nokia Oyj                                                  5,514,861
-------------------------------------------------------------------------------------
France  8.5%
     184,809   Aventis SA                                                 9,386,297
     329,636   AXA                                                        5,006,764
      43,272   Lafarge SA                                                 2,907,153
      91,923   Total SA                                                  12,053,868
                                                                     --------------
                                                                         29,354,082
-------------------------------------------------------------------------------------
Germany  6.0%
     132,613   Bayer AG                                                   2,419,737
     177,350   Bayerische Motoren Werke (BMW) AG                          5,911,951
      67,817   Deutsche Bank AG                                           3,507,187
     189,299   E.ON AG                                                    9,060,846
                                                                     --------------
                                                                         20,899,721
-------------------------------------------------------------------------------------
Hong Kong  2.8%
     477,000   Cheung Kong Holdings, Ltd.                                 2,636,052
     385,000   Hong Kong Electric Holdings, Ltd.                          1,554,997
  12,010,000   PetroChina Co., Ltd. (Class H)                             2,741,077
     365,000   Sun Hung Kai Properties, Ltd.                              1,712,901
     271,500   Swire Pacific, Ltd. (Class A)                              1,072,208
                                                                     --------------
                                                                          9,717,235
-------------------------------------------------------------------------------------
Ireland  0.7%
     153,858   CRH PLC                                                    2,362,669

    See Notes to Financial Statements                                      3

       Prudential World Fund, Inc.     Prudential International Value Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
Italy  3.9%
     505,204   Eni SpA                                               $    7,199,827
     788,183   Telecom Italia SpA                                         6,438,764
                                                                     --------------
                                                                         13,638,591
-------------------------------------------------------------------------------------
Japan  13.4%
      42,810   Acom Co., Ltd.                                             1,202,528
     325,000   Canon, Inc.                                               13,135,167
     160,000   Fuji Photo Film Co., Ltd.                                  4,078,484
     136,200   Honda Motor Co., Ltd.                                      4,511,068
      62,000   Hoya Corp.                                                 3,665,101
      40,300   Nintendo Co., Ltd.                                         3,149,388
       1,466   Nippon Telegraph and Telephone Corp.                       5,138,253
       1,393   NTT DoCoMo, Inc.                                           2,873,369
      22,200   Rohm Co., Ltd.                                             2,287,758
      21,200   SMC Corp.                                                  1,596,311
      20,000   SONY Corp.                                                   486,332
     119,600   Takeda Chemical Industries, Ltd.                           4,382,458
                                                                     --------------
                                                                         46,506,217
-------------------------------------------------------------------------------------
Netherlands  9.5%
     438,572   ABN AMRO Holdings N.V.                                     7,410,221
      52,612   Heineken N.V.                                              1,953,448
     513,386   ING Groep N.V.                                             8,336,262
     323,887   Koninklijke (Royal) Philips Electronics N.V.               6,025,505
     346,002   Koninklijke Ahold N.V.                                     1,583,167
     331,428   Reed Elsevier N.V.                                         3,772,713
     118,488   TPG N.V.                                                   1,848,613
      65,501   VNU N.V.                                                   1,900,578
                                                                     --------------
                                                                         32,830,507
-------------------------------------------------------------------------------------
Portugal  0.1%
     109,152   Electricidade de Portugal SA                                 197,338
-------------------------------------------------------------------------------------
South Korea  1.9%
      31,100   Kookmin Bank (ADR)                                           856,805
      63,900   POSCO (ADR)                                                1,313,145

    4                                      See Notes to Financial Statements

       Prudential World Fund, Inc.     Prudential International Value Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
      36,098   Samsung Electronics Co., Ltd. (GDR)                   $    4,512,250
                                                                     --------------
                                                                          6,682,200
-------------------------------------------------------------------------------------
Spain  4.1%
     882,475   Banco Santander Central Hispano SA                         6,933,291
     653,392   Telefonica SA                                              7,226,228
                                                                     --------------
                                                                         14,159,519
-------------------------------------------------------------------------------------
Switzerland  12.7%
      63,365   Nestle SA                                                 12,917,808
     200,373   Novartis AG                                                7,903,823
      88,089   Roche Holdings AG                                          5,605,014
     120,675   Swiss Re                                                   7,883,068
     204,284   UBS AG                                                     9,692,306
                                                                     --------------
                                                                         44,002,019
-------------------------------------------------------------------------------------
United Kingdom  29.2%
   1,469,952   Barclays PLC                                              10,155,074
     877,149   BP PLC                                                     5,558,550
     307,993   British America Tobacco PLC                                2,953,500
     862,344   Cadbury Schweppes PLC                                      4,803,174
      85,721   Centrica PLC                                                 227,769
     654,255   Compass Group PLC                                          3,011,511
     844,949   Diageo PLC                                                 9,372,057
     523,506   GlaxoSmithKline PLC                                       10,492,142
     660,485   Hilton Group PLC                                           1,615,100
     493,971   HSBC Holdings PLC                                          5,411,951
     435,947   Kingfisher PLC                                             1,703,560
     892,971   Lloyds TSB Group PLC                                       5,872,894
     568,290   Prudential PLC                                             3,478,674
   1,083,336   Shell Transport & Trading Co. PLC                          6,488,581
     228,816   Smith & Nephew PLC (ADR)                                   1,525,906
     109,370   Smiths Group PLC                                           1,169,417
   1,109,965   Tesco PLC                                                  3,512,525
   1,001,988   Unilever PLC                                               9,848,783
   4,981,792   Vodafone Group PLC                                         9,833,259

    See Notes to Financial Statements                                      5

       Prudential World Fund, Inc.     Prudential International Value Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
     214,406   Wolseley PLC                                          $    2,073,181
     243,389   WPP Group PLC                                              1,732,008
                                                                     --------------
                                                                        100,839,616
                                                                     --------------
               Total long-term investments (cost $415,443,491)          336,249,118
                                                                     --------------
SHORT-TERM INVESTMENT  1.1%

Principal
Amount
(000)
-----------------------------------------------------------------------------------------
Repurchase Agreement
$      3,997   Joint Repurchase Agreement Account,
                1.356%, 5/1/03
                (cost $3,997,000; Note 6)                                 3,997,000
                                                                     --------------
               Total Investments  98.3%
                (cost $419,440,491; Note 5)                             340,246,118
               Other assets in excess of liabilities  1.7%                5,779,954
                                                                     --------------
               Net Assets  100%                                      $  346,026,072
                                                                     --------------
                                                                     --------------

------------------------------
(a) Non-income producing security.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.

    6                                      See Notes to Financial Statements

       Prudential World Fund, Inc.     Prudential International Value Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2003 was as follows:

Banks.....................................................................   16.0%
Drugs & Healthcare........................................................   11.4
Telecommunications........................................................   10.7
Oil & Gas Services........................................................    9.8
Electronics...............................................................    9.6
Food Products & Services..................................................    9.4
Insurance.................................................................    4.7
Beverages.................................................................    3.6
Utilities.................................................................    3.2
Financial Services........................................................    3.1
Automotive................................................................    3.0
Media.....................................................................    3.0
Leisure...................................................................    2.5
Building Products.........................................................    1.5
Real Estate...............................................................    1.3
Tobacco...................................................................    0.9
Diversified Manufacturing.................................................    0.8
Chemicals.................................................................    0.7
Distribution/Wholesale....................................................    0.6
Transport Services........................................................    0.5
Retail....................................................................    0.5
Steel & Metals............................................................    0.4
Repurchase Agreement......................................................    1.1
                                                                            -----
                                                                             98.3
Other assets in excess of liabilities.....................................    1.7
                                                                            -----
                                                                            100.0%
                                                                            -----
                                                                            -----

    See Notes to Financial Statements                                      7

       Prudential World Fund, Inc.     Prudential International Value Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                    April 30, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $419,440,491)                            $ 340,246,118
Foreign currency, at value (cost $2,195,808)                             2,245,256
Cash                                                                           832
Dividends and interest receivable                                        2,239,300
Receivable for investments sold                                          1,697,596
Foreign tax reclaim receivable                                             693,860
Receivable for Series shares sold                                          168,873
Other assets                                                                 3,579
                                                                    --------------
      Total assets                                                     347,295,414
                                                                    --------------
LIABILITIES
Payable for investments purchased                                          469,836
Management fee payable                                                     270,938
Withholding taxes payable                                                  251,295
Accrued expenses                                                           238,808
Distribution fee payable                                                    38,465
                                                                    --------------
      Total liabilities                                                  1,269,342
                                                                    --------------
NET ASSETS                                                           $ 346,026,072
                                                                    --------------
                                                                    --------------
Net assets were comprised of:
   Common stock, at par                                              $     252,077
   Paid-in capital in excess of par                                    482,610,943
                                                                    --------------
                                                                       482,863,020
   Undistributed net investment income                                   1,752,101
   Accumulated net realized loss on investments and foreign
      currency transactions                                            (59,543,162)
   Net unrealized depreciation on investments and foreign
      currencies                                                       (79,045,887)
                                                                    --------------
Net assets, April 30, 2003                                           $ 346,026,072
                                                                    --------------
                                                                    --------------

    8                                      See Notes to Financial Statements

       Prudential World Fund, Inc.     Prudential International Value Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                    April 30, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($39,723,724 / 2,896,341 shares of common stock issued and
      outstanding)                                                          $13.72
   Maximum sales charge (5% of offering price)                                 .72
                                                                    --------------
   Maximum offering price to public                                         $14.44
                                                                    --------------
                                                                    --------------
Class B:
   Net asset value, offering price and redemption price per share
      ($32,039,181 / 2,400,200 shares of common stock issued and
      outstanding)                                                          $13.35
                                                                    --------------
                                                                    --------------
Class C:
   Net asset value and redemption price per share
      ($6,643,258 / 497,170 shares of common stock issued and
      outstanding)                                                          $13.36
   Sales charge (1% of offering price)                                         .13
                                                                    --------------
   Offering price to public                                                 $13.49
                                                                    --------------
                                                                    --------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($267,619,909 / 19,414,036 shares of common stock issued
      and outstanding)                                                      $13.78
                                                                    --------------
                                                                    --------------

    See Notes to Financial Statements                                      9

       Prudential World Fund, Inc.     Prudential International Value Fund
             Statement of Operations (Unaudited)

                                                                      Six Months
                                                                        Ended
                                                                    April 30, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of $637,385)          $   4,686,556
   Interest                                                                 11,902
                                                                    --------------
      Total income                                                       4,698,458
                                                                    --------------
Expenses
   Management fee                                                        1,665,097
   Distribution fee--Class A                                                47,437
   Distribution fee--Class B                                               167,301
   Distribution fee--Class C                                                34,053
   Transfer agent's fees and expenses                                      441,000
   Custodian's fees and expenses                                           200,000
   Reports to shareholders                                                  97,000
   Registration fees                                                        40,000
   Audit fee                                                                20,000
   Legal fees                                                               16,000
   Directors' fees                                                           6,000
   Miscellaneous                                                             8,860
                                                                    --------------
      Total expenses                                                     2,742,748
                                                                    --------------
Net investment income                                                    1,955,710
                                                                    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN
CURRENCY TRANSACTIONS
Net realized loss on:
   Investment transactions                                             (16,344,429)
   Foreign currency transactions                                           (53,349)
                                                                    --------------
                                                                       (16,397,778)
                                                                    --------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                           6,918,238
   Foreign currencies                                                      114,468
                                                                    --------------
                                                                         7,032,706
                                                                    --------------
Net loss on investments and foreign currencies                          (9,365,072)
                                                                    --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  (7,409,362)
                                                                    --------------
                                                                    --------------

    10                                     See Notes to Financial Statements

       Prudential World Fund, Inc.     Prudential International Value Fund
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months            Year
                                                      Ended              Ended
                                                  April 30, 2003    October 31, 2002
------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations
   Net investment income                           $   1,955,710     $    2,116,150
   Net realized loss on investment and foreign
      currency transactions                          (16,397,778)       (40,887,219)
   Net change in unrealized appreciation
      (depreciation) on investments and foreign
      currencies                                       7,032,706        (18,606,126)
                                                  --------------    ----------------
   Net decrease in net assets resulting from
      operations                                      (7,409,362)       (57,377,195)
                                                  --------------    ----------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                           (107,003)                --
      Class B                                                 --                 --
      Class C                                                 --                 --
      Class Z                                         (1,514,375)          (466,174)
                                                  --------------    ----------------
                                                      (1,621,378)          (466,174)
                                                  --------------    ----------------
   Distributions from net realized capital
      gains
      Class A                                                 --         (2,397,272)
      Class B                                                 --         (2,425,149)
      Class C                                                 --           (495,578)
      Class Z                                                 --        (13,929,255)
                                                  --------------    ----------------
                                                              --        (19,247,254)
                                                  --------------    ----------------
Series share transactions (net of share
   conversions)
   (Note 7)
   Net proceeds from shares sold                      91,243,399        796,892,186
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    1,610,139         19,394,241
   Cost of shares reacquired                         (93,919,541)      (809,545,413)
                                                  --------------    ----------------
   Net increase (decrease) in net assets from
      Series share transactions                       (1,066,003)         6,741,014
                                                  --------------    ----------------
Total decrease                                       (10,096,743)       (70,349,609)
NET ASSETS
Beginning of period                                  356,122,815        426,472,424
                                                  --------------    ----------------
End of period(a)                                   $ 346,026,072     $  356,122,815
                                                  --------------    ----------------
                                                  --------------    ----------------
------------------------------
(a) Includes undistributed net investment
    income of:                                     $   1,752,101     $    1,417,769
                                                  --------------    ----------------
                                                  --------------    ----------------

    See Notes to Financial Statements                                     11

       Prudential World Fund, Inc.     Prudential International Value Fund
             Notes to Financial Statements (Unaudited)

      Prudential World Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of three series: Prudential International Value Fund (the 'Series'), Prudential Global Growth Fund, and the Prudential Jennison International Growth Fund. These financial statements relate to Prudential International Value Fund. The financial statements of the other Series are not presented herein. The investment objective of the Series is to achieve long-term growth of capital. Income is a secondary objective. The Series seeks to achieve its objective primarily through investment in common stock and preferred stock of foreign companies of all sizes.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with the subadviser, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker (if available, otherwise a principal market maker or a primary market dealer). Securities for which reliable market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or valuation methodology, or provides a valuation methodology that, in the judgment of the Manager or subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Directors, in consultation with the Manager or subadviser.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the

       Prudential World Fund, Inc.     Prudential International Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

collateral is marked-to-market on a daily basis to maintain the accuracy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Series are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing daily rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or an
                                                                          13

       Prudential World Fund, Inc.     Prudential International Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Series expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

      Taxes:    For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income to shareholders. For this reason, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Withholding taxes are recorded, net of reclaimable amounts, at the time the related income is earned.

Note 2. Agreements
The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has a subadvisory agreement with Bank of Ireland

       Prudential World Fund, Inc.     Prudential International Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Asset Management. PI pays for the services of the subadviser, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PI is computed daily and payable monthly at an annual rate of 1% of the average daily net assets up to $300 million and .95 of 1% of average daily net assets in excess of $300 million of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the six months ended April 30, 2003.

      PIMS has advised the Series that they received approximately $4,700 and $800 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended April 30, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the six months ended April 30, 2003, it received approximately $31,500 and $3,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Series, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended April 30, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. The Series did not borrow any amounts pursuant to the
                                                                          15

       Prudential World Fund, Inc.     Prudential International Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

SCA during the six months ended April 30, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS') an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent and during the six months ended April 30, 2003, the Series incurred fees of approximately $404,000 for the services of PMFS. As of April 30, 2003, approximately $65,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $28,100 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, was approximately $17,100 for the six months ended April 30, 2003. As of April 30, 2003, approximately $2,700 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2003 aggregated $18,765,482 and $25,062,087, respectively.

Note 5. Tax Information
For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2002 of approximately $34,787,000 which expires in 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

      The United States federal income tax basis of the Series' investments and the net unrealized depreciation as of April 30, 2003 were as follows:

                                                              Total Net
                                                             Unrealized
  Tax Basis         Appreciation        Depreciation        Depreciation
--------------      -------------      ---------------      -------------        ---
 $427,798,943        $9,714,634          $97,267,459         $87,552,825

      The difference between book basis and tax basis was attributable to deferred losses on wash sales.

       Prudential World Fund, Inc.     Prudential International Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 6. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of April 30, 2003, the Series had a 1.59% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Series represents $3,997,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

      Bank of America, 1.36%, in the principal amount of $83,551,000, repurchase price $83,554,156, due 05/01/03. The value of the collateral including accrued interest was $85,222,020.

      Credit Suisse First Boston, 1.35%, in the principal amount of $83,550,000, repurchase price $83,553,133, due 05/01/03. The value of the collateral including accrued interest was $85,224,740.

      Greenwich Capital Markets, Inc., 1.36% in the principal amount of $83,551,000, repurchase price $83,554,156, due 05/01/03. The value of the collateral including accrued interest was $85,224,454.

Note 7. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Certain investors who purchase $1 million or more of Class A shares are subject to a 1% contingent deferred sales charge during the first 12 months. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.
                                                                          17

       Prudential World Fund, Inc.     Prudential International Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of common stock were as follows:

Class A                                                     Shares           Amount
--------------------------------------------------------  -----------    ---------------
Six months ended April 30, 2003:
Shares sold                                                 1,670,943    $    22,302,906
Shares issued in reinvestment of dividends and
  distributions                                                 7,343            103,529
Shares reacquired                                          (1,755,096)       (23,671,282)
                                                          -----------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (76,810)        (1,264,847)
Shares issued upon conversion from Class B                     59,437            767,942
                                                          -----------    ---------------
Net increase (decrease) in shares outstanding                 (17,373)   $      (496,905)
                                                          -----------    ---------------
                                                          -----------    ---------------
Year ended October 31, 2002:
Shares sold                                                 4,664,376    $    75,081,728
Shares issued in reinvestment of dividends and
  distributions                                               127,760          2,220,484
Shares reacquired                                          (5,072,529)       (82,501,605)
                                                          -----------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (280,393)        (5,199,393)
Shares issued upon conversion from Class B                    113,009          1,807,034
                                                          -----------    ---------------
Net increase (decrease) in shares outstanding                (167,384)   $    (3,392,359)
                                                          -----------    ---------------
                                                          -----------    ---------------
Class B
--------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                   151,978    $     1,969,206
Shares reacquired                                            (435,756)        (5,678,433)
                                                          -----------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (283,778)        (3,709,227)
Shares reacquired upon conversion into Class A                (60,971)          (767,942)
                                                          -----------    ---------------
Net increase (decrease) in shares outstanding                (344,749)   $    (4,477,169)
                                                          -----------    ---------------
                                                          -----------    ---------------
Year ended October 31, 2002:
Shares sold                                                   435,761    $     6,815,124
Shares issued in reinvestment of dividends and
  distributions                                               136,035          2,319,402
Shares reacquired                                            (985,799)       (15,343,842)
                                                          -----------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (414,003)        (6,209,316)
Shares reacquired upon conversion into Class A               (115,606)        (1,807,034)
                                                          -----------    ---------------
Net increase (decrease) in shares outstanding                (529,609)   $    (8,016,350)
                                                          -----------    ---------------
                                                          -----------    ---------------

       Prudential World Fund, Inc.     Prudential International Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                     Shares           Amount
--------------------------------------------------------  -----------    ---------------
Six months ended April 30, 2003:
Shares sold                                                   296,380    $     3,874,948
Shares reacquired                                            (371,100)        (4,867,094)
                                                          -----------    ---------------
Net increase (decrease) in shares outstanding                 (74,720)   $      (992,146)
                                                          -----------    ---------------
                                                          -----------    ---------------
Year ended October 31, 2002:
Shares sold                                                   487,499    $     7,181,876
Shares issued in reinvestment of dividends and
  distributions                                                28,277            482,684
Shares reacquired                                            (608,755)        (9,226,588)
                                                          -----------    ---------------
Net increase (decrease) in shares outstanding                 (92,979)   $    (1,562,028)
                                                          -----------    ---------------
                                                          -----------    ---------------
Class Z
--------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                 4,710,287    $    63,096,339
Shares issued in reinvestment of dividends and
  distributions                                               106,399          1,506,610
Shares reacquired                                          (4,432,046)       (59,702,732)
                                                          -----------    ---------------
Net increase (decrease) in shares outstanding                 384,640    $     4,900,217
                                                          -----------    ---------------
                                                          -----------    ---------------
Year ended October 31, 2002:
Shares sold                                                42,669,909    $   707,813,458
Shares issued in reinvestment of dividends and
  distributions                                               823,591         14,371,671
Shares reacquired                                         (42,079,768)      (702,473,378)
                                                          -----------    ---------------
Net increase (decrease) in shares outstanding               1,413,732    $    19,711,751
                                                          -----------    ---------------
                                                          -----------    ---------------

       Prudential World Fund, Inc.     Prudential International Value Fund
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                -------------------
                                                                 Six Months Ended
                                                                 April 30, 2003(b)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 14.08
                                                                     --------
Income from investment operations:
Net investment income                                                     .07
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                         (.39)
                                                                     --------
      Total from investment operations                                   (.32)
                                                                     --------
Less distributions:
Dividends from net investment income                                     (.04)
Distributions from net realized capital gains                              --
                                                                     --------
      Total distributions                                                (.04)
                                                                     --------
Net asset value, end of period                                        $ 13.72
                                                                     --------
                                                                     --------
TOTAL RETURN(a)                                                         (2.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $39,724
Average net assets (000)                                              $38,264
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees(c)                                                            1.74%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.49%(d)
   Net investment income                                                 1.06%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate(e)                                               6%

------------------------------
(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Calculated based upon average shares outstanding during the period.
(c) The distributor of the Series contractually agreed to limit its distribution and services (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d) Annualized.
(e) Not annualized for periods of less than one full year.

    20                                     See Notes to Financial Statements

       Prudential World Fund, Inc.     Prudential International Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
    2002(b)                2001               2000(b)                1999                 1998
----------------------------------------------------------------------------------------------------------
    $  17.29             $  22.08             $  22.42             $  18.33             $  18.24
    --------             --------             --------             --------             --------
         .07                  .13                  .19                  .27                  .27
       (2.53)               (4.01)                 .71                 3.97                  .40
    --------             --------             --------             --------             --------
       (2.46)               (3.88)                 .90                 4.24                  .67
    --------             --------             --------             --------             --------
          --                   --                 (.17)                (.15)                (.18)
        (.75)                (.91)               (1.07)                  --                 (.40)
    --------             --------             --------             --------             --------
        (.75)                (.91)               (1.24)                (.15)                (.58)
    --------             --------             --------             --------             --------
    $  14.08             $  17.29             $  22.08             $  22.42             $  18.33
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
      (15.07)%             (18.25)%               3.92%               23.30%                3.85%
    $ 41,011             $ 53,269             $ 72,185             $ 61,036             $ 47,237
    $ 49,279             $ 63,061             $ 67,362             $ 52,732             $ 44,708
        1.64%                1.60%                1.52%                1.61%                1.62%
        1.39%                1.35%                1.27%                1.36%                1.37%
         .42%                 .62%                 .84%                1.35%                1.28%
          35%                 115%                  33%                  21%                  15%

    See Notes to Financial Statements                                     21

       Prudential World Fund, Inc.     Prudential International Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                -------------------
                                                                 Six Months Ended
                                                                 April 30, 2003(b)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 13.71
                                                                     --------
Income from investment operations:
Net investment income (loss)                                              .02
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                         (.38)
                                                                     --------
      Total from investment operations                                   (.36)
                                                                     --------
Less distributions:
Dividends from net investment income                                       --
Distributions from net realized capital gains                              --
                                                                     --------
      Total distributions                                                  --
                                                                     --------
Net asset value, end of period                                        $ 13.35
                                                                     --------
                                                                     --------
TOTAL RETURN(a):                                                        (2.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $32,039
Average net assets (000)                                              $33,737
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               2.49%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.49%(c)
   Net investment income (loss)                                           .23%(c)

------------------------------
(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Calculated based upon average shares outstanding during the period.
(c) Annualized.

    22                                     See Notes to Financial Statements

       Prudential World Fund, Inc.     Prudential International Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
    2002(b)                2001               2000(b)                1999                 1998
----------------------------------------------------------------------------------------------------------
    $  16.99             $  21.88             $  22.23             $  18.18             $  18.13
    --------             --------             --------         ----------------         --------
        (.05)                (.03)                 .02                  .12                  .10
       (2.48)               (3.95)                 .71                 3.94                  .43
    --------             --------             --------         ----------------         --------
       (2.53)               (3.98)                 .73                 4.06                  .53
    --------             --------             --------         ----------------         --------
          --                   --                 (.01)                (.01)                (.08)
        (.75)                (.91)               (1.07)                  --                 (.40)
    --------             --------             --------         ----------------         --------
        (.75)                (.91)               (1.08)                (.01)                (.48)
    --------             --------             --------         ----------------         --------
    $  13.71             $  16.99             $  21.88             $  22.23             $  18.18
    --------             --------             --------         ----------------         --------
    --------             --------             --------         ----------------         --------
      (15.77)%             (18.93)%               3.22%               22.34%                3.05%
    $ 37,636             $ 55,620             $ 86,451             $101,043             $ 93,896
    $ 49,420             $ 74,063             $ 99,106             $ 98,842             $ 98,444
        2.39%                2.35%                2.27%                2.36%                2.37%
        1.39%                1.35%                1.27%                1.36%                1.37%
        (.33)%               (.13)%                .07%                 .59%                 .53%

    See Notes to Financial Statements                                     23

       Prudential World Fund, Inc.     Prudential International Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                -------------------
                                                                 Six Months Ended
                                                                 April 30, 2003(b)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 13.73
                                                                     --------
Income from investment operations:
Net investment income (loss)                                              .02
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                         (.39)
                                                                     --------
      Total from investment operations                                   (.37)
                                                                     --------
Less distributions:
Dividends from net investment income                                       --
Distributions from net realized capital gains                              --
                                                                     --------
      Total distributions                                                  --
                                                                     --------
Net asset value, end of period                                        $ 13.36
                                                                     --------
                                                                     --------
TOTAL RETURN(a)                                                         (2.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 6,643
Average net assets (000)                                              $ 6,867
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               2.49%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.49%(c)
   Net investment income (loss)                                           .24%(c)

------------------------------
(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Calculated based upon average shares outstanding during the period.
(c) Annualized.

    24                                     See Notes to Financial Statements

       Prudential World Fund, Inc.     Prudential International Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
    2002(b)                2001               2000(b)                1999                 1998
----------------------------------------------------------------------------------------------------------
     $17.00              $  21.88             $  22.23             $  18.18             $  18.13
    -------              --------             --------             --------             --------
       (.05)                 (.03)                 .02                  .11                  .10
      (2.47)                (3.94)                 .71                 3.95                  .43
    -------              --------             --------             --------             --------
      (2.52)                (3.97)                 .73                 4.06                  .53
    -------              --------             --------             --------             --------
         --                    --                 (.01)                (.01)                (.08)
       (.75)                 (.91)               (1.07)                  --                 (.40)
    -------              --------             --------             --------             --------
       (.75)                 (.91)               (1.08)                (.01)                (.48)
    -------              --------             --------             --------             --------
     $13.73              $  17.00             $  21.88             $  22.23             $  18.18
    -------              --------             --------             --------             --------
    -------              --------             --------             --------             --------
     (15.70)%              (18.89)%               3.22%               22.34%                3.05%
     $7,850              $ 11,306             $ 17,755             $ 18,078             $ 14,271
     $9,978              $ 14,599             $ 18,082             $ 15,815             $ 14,345
       2.39%                 2.35%                2.27%                2.36%                2.37%
       1.39%                 1.35%                1.27%                1.36%                1.37%
       (.34)%                (.15)%                .07%                 .59%                 .53%

    See Notes to Financial Statements                                     25

       Prudential World Fund, Inc.     Prudential International Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                -------------------
                                                                 Six Months Ended
                                                                 April 30, 2003(b)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   14.17
                                                                    ----------
Income from investment operations:
Net investment income                                                      .09
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                          (.40)
                                                                    ----------
   Total from investment operations                                       (.31)
                                                                    ----------
Less distributions:
Dividends from net investment income                                      (.08)
Distributions from net realized capital gains                               --
                                                                    ----------
   Total distributions                                                    (.08)
                                                                    ----------
Net asset value, end of period                                       $   13.78
                                                                    ----------
                                                                    ----------
TOTAL RETURN(a)                                                          (2.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 267,620
Average net assets (000)                                             $ 258,794
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                1.49%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                1.49%(c)
   Net investment income                                                  1.33%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Calculated based upon average shares outstanding during the period.
(c) Annualized.

    26                                     See Notes to Financial Statements

       Prudential World Fund, Inc.     Prudential International Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class Z
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
    2002(b)                2001               2000(b)                1999                 1998
----------------------------------------------------------------------------------------------------------
    $  17.39             $  22.15             $  22.48             $  18.38             $  18.28
----------------     ----------------     ----------------     ----------------     ----------------
         .11                  .20                  .25                  .31                  .30
       (2.55)               (4.05)                 .71                 3.99                  .41
----------------     ----------------     ----------------     ----------------     ----------------
       (2.44)               (3.85)                 .96                 4.30                  .71
----------------     ----------------     ----------------     ----------------     ----------------
        (.03)                  --                 (.22)                (.20)                (.21)
        (.75)                (.91)               (1.07)                  --                 (.40)
----------------     ----------------     ----------------     ----------------     ----------------
        (.78)                (.91)               (1.29)                (.20)                (.61)
----------------     ----------------     ----------------     ----------------     ----------------
    $  14.17             $  17.39             $  22.15             $  22.48             $  18.38
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
      (14.91)%             (18.08)%               4.24%               23.62%                4.08%
    $269,625             $306,278             $405,340             $353,292             $254,577
    $308,825             $375,390             $391,289             $308,917             $258,322
        1.39%                1.35%                1.27%                1.36%                1.37%
        1.39%                1.35%                1.27%                1.36%                1.37%
         .68%                 .89%                1.09%                1.59%                1.53%

    See Notes to Financial Statements                                     27

                  This Page Intentionally Left Blank
                                     www.prudential.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Jonathan D. Shain, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Bank of Ireland
   Asset Management (U.S.) Limited
75 Holly Hill Lane
Greenwich, CT 06830

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Fund Symbols    Nasdaq      CUSIP
------------    ------     -----
Class A         PISAX    743969503
Class B         PISBX    743969602
Class C         PCISX    743969701
Class Z         PISZX    743969800

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.

Mutual funds are not insured by the FDIC or any federal government agency, are not a deposit of or guaranteed by any bank or any bank affiliate, and may lose value.

PRUDENTIAL FINANCIAL (LOGO)


Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
Class A         PISAX    743969503
Class B         PISBX    743969602
Class C         PCISX    743969701
Class Z         PISZX    743969800

MF115E4    IFS-A080884

                                         SEMIANNUAL REPORT
                                         APRIL 30, 2003

PRUDENTIAL
JENNISON INTERNATIONAL GROWTH FUND

                                         FUND TYPE
                                         Global/International stock

                                         OBJECTIVE
                                         Long-term growth of capital

                                         This report is not authorized for
                                         distribution to prospective
                                         investors unless preceded or
                                         accompanied by a current prospectus.

                                         The views expressed in this report
                                         and information about the Fund's
                                         portfolio holdings are for the period
                                         covered by this report and are subject
                                         to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                           (LOGO)

Prudential World Fund, Inc.  Prudential Jennison International Growth Fund

Performance at a Glance

FUND OBJECTIVE
The Prudential Jennison International Growth
Fund (the Fund) seeks long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns1                                   As of 4/30/03
                                   Six Months  One Year  Since Inception2
Class A                              1.34%      -19.19%      -62.10%
Class B                              0.82       -19.74       -63.00
Class C                              0.82       -19.74       -63.00
Class Z                              1.33       -19.11       -61.90
MSCI EAFE(R) Index3                  1.81       -16.27       -40.60
Lipper International Funds Avg.4     0.92       -17.88       -43.09

Average Annual Total Returns1                               As of 3/31/03
                                               One Year  Since Inception2
Class A                                         -32.77%      -30.76%
Class B                                         -33.18       -30.53
Class C                                         -31.06       -30.30
Class Z                                         -28.90       -29.39
MSCI EAFE(R) Index3                             -23.59       -18.07
Lipper International Funds Avg.4                -24.60       -19.71

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential
Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The
Fund charges a maximum front-end sales charge of 5% for Class A shares in most circumstances, and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 1.00% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis.
Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1.00% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception date:
3/1/2000. 3The Morgan Stanley Capital
International (MSCI) EAFE(R) Index is an unmanaged, weighted index of performance that reflects stock price movements in Europe, Australasia, and the Far East. 4The Lipper
International Funds Average (Lipper Average) represents returns based on
           www.prudential.com  (800) 225-1852

Semiannual Report  April 30, 2003

an average return of all funds in the Lipper
International Funds category. Funds in the
Lipper Average invest their assets in
securities with primary trading markets outside
the United States. Investors cannot invest
directly in an index. The returns for the MSCI
EAFE(R) Index and the Lipper Average would be
lower if they included the effects of sales
charges, operating expenses of a mutual fund,
or taxes. Returns for the Lipper Average
reflect the deduction of operating expenses of
a mutual fund, but not sales charges or taxes.
                                                      1

(LOGO)                                    June 16, 2003

DEAR SHAREHOLDER,
After fighting in Iraq ended in April 2003, U.S. consumer confidence rose significantly and a more optimistic tone pervaded the financial markets. Major stock market indexes have continued to improve, even as the long-standing bond market rally persisted. While we welcome these developments, it is important to remember that a wise investor plans for tomorrow's needs today regardless of the direction of financial markets.

Whether you are investing for your retirement, your children's education, or for a new home for your family, Prudential mutual funds offer advantages that may help you reach your financial goals. Experienced asset managers, working closely with research analysts, employ time-tested investment processes that were honed under a variety of market conditions. We recommend that you consult a financial professional who can help you strike the right balance between your desire to obtain a particular return from an investment and your tolerance for risk.

I was named president of the Prudential World
Fund, Inc. in March 2003. On behalf of the
Prudential Financial family, I would like to thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
Prudential World Fund, Inc./Prudential Jennison International Growth Fund

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited)

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  96.9%
COMMON STOCKS  95.0%
-------------------------------------------------------------------------------------
Austria  1.5%
     12,980   Erste Bank der oesterreichischen Sparkassen AG        $    1,027,035
-------------------------------------------------------------------------------------
Bermuda  1.7%
     13,500   XL Capital, Ltd. (Class 'A' Shares)                        1,111,050
-------------------------------------------------------------------------------------
Brazil  1.6%
     57,000   Petroleo Brasileiro SA (ADR)                               1,057,350
        600   Unibanco - Uniao de Bancos Brasileiros SA (ADR)               10,890
                                                                    --------------
                                                                         1,068,240
-------------------------------------------------------------------------------------
Finland  3.5%
    139,361   Nokia Oyj                                                  2,357,788
-------------------------------------------------------------------------------------
France  4.3%
     11,500   Sanofi-Synthelabo SA                                         685,977
      9,400   Societe Television Francaise 1                               264,043
      8,848   Total SA                                                   1,160,239
    108,000   Wanadoo(a)                                                   737,632
                                                                    --------------
                                                                         2,847,891
-------------------------------------------------------------------------------------
Germany  2.7%
     14,200   Muenchener Rueckversicherungs-Gesellschaft AG              1,418,325
      3,910   SAP AG                                                       400,575
                                                                    --------------
                                                                         1,818,900
-------------------------------------------------------------------------------------
Hong Kong  7.9%
  2,849,352   Convenience Retail Asia, Ltd.(a)                             617,435
    571,006   Esprit Holdings, Ltd.                                      1,120,187
    874,000   Fountain Set (Holdings), Ltd.                                593,944
    905,900   Johnson Electric Holdings, Ltd.                              975,703
    716,400   Li & Fung, Ltd.                                              803,752
    926,000   Techtronic Industries Co., Ltd.                            1,157,641
                                                                    --------------
                                                                         5,268,662

    See Notes to Financial Statements                                      3

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Israel  0.9%
     12,500   Teva Pharmaceutical Industries, Ltd. (ADR)            $      583,750
-------------------------------------------------------------------------------------
Italy  9.1%
    582,700   Banca Nazionale del Lavoro SpA(a)                            944,226
     86,590   Banca Popolare di Verona E Novara Scrl                     1,176,042
     71,100   Eni SpA                                                    1,013,269
  1,500,000   Olivetti SpA(a)                                            1,702,459
     42,424   Tod's SpA                                                  1,239,497
                                                                    --------------
                                                                         6,075,493
-------------------------------------------------------------------------------------
Japan  15.3%
     47,000   Nidec Copal Corp.                                            729,079
    156,000   Nikko Exchange Traded Index Fund TOPIX(a)                  1,049,069
     12,000   Nintendo Co., Ltd.                                           937,783
     28,300   Nitto Denko Corp.                                            813,928
        499   NTT DoCoMo, Inc.                                           1,029,297
     57,000   Shionogi & Co., Ltd.                                         676,773
     59,000   Shiseido Co., Ltd.                                           538,747
     29,100   Softbank Corp.                                               326,234
     39,545   Square Enix Co., Ltd.                                        636,978
    210,400   Tokyo Gas Co., Ltd.                                          684,515
    155,200   TOPIX ETF(a)                                               1,047,594
        157   Yahoo Japan Corp.(a)                                       1,764,045
                                                                    --------------
                                                                        10,234,042
-------------------------------------------------------------------------------------
Mexico  1.8%
  1,378,400   Grupo Financiero BBVA Bancomer SA de CV
               (Class 'B' Shares)(a)                                     1,198,667
-------------------------------------------------------------------------------------
Netherlands  8.3%
     62,600   ASM International NV(a)                                      853,238
     27,500   IHC Caland NV                                              1,419,413
     95,600   ING Groep NV                                               1,552,335
    150,500   Reed Elsevier NV                                           1,713,172
                                                                    --------------
                                                                         5,538,158

    4                                      See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Norway  1.0%
    173,300   Tandberg ASA(a)                                       $      673,606
-------------------------------------------------------------------------------------
Russia  1.4%
      5,263   YUKOS (ADR)                                                  921,025
-------------------------------------------------------------------------------------
South Korea  2.1%
     45,700   Kookmin Bank (ADR)                                         1,259,035
     14,700   Kookmin Credit Card Co., Ltd.(a)                             163,938
                                                                    --------------
                                                                         1,422,973
-------------------------------------------------------------------------------------
Spain  4.4%
     21,425   Banco Popular Espanol, SA                                  1,038,664
     58,500   Gamesa Corporacion Tecnologica, SA(a)                      1,199,304
     64,848   Telefonica SA                                                717,191
                                                                    --------------
                                                                         2,955,159
-------------------------------------------------------------------------------------
Sweden  1.2%
    269,000   Skandia Forsakrings AB                                       782,694
-------------------------------------------------------------------------------------
Switzerland  6.2%
      8,100   Centerpulse AG(a)                                          1,770,737
         34   Lindt & Spruengli AG                                         230,126
     21,100   Nobel Biocare Holding AG                                   1,166,777
     19,800   UBS AG                                                       939,416
                                                                    --------------
                                                                         4,107,056
-------------------------------------------------------------------------------------
United Kingdom  20.1%
     26,200   AstraZeneca PLC                                            1,028,011
    251,600   Barclays PLC                                               1,738,163
    367,839   Capita Group PLC                                           1,490,324
    937,100   COLT Telecom Group PLC(a)                                    658,997
     47,200   Diageo PLC                                                   523,536
    101,200   Exel PLC                                                     970,458
     94,500   NDS Group PLC (ADR)(a)                                     1,214,325
    125,696   Reckitt Benckiser PLC                                      2,216,863

    See Notes to Financial Statements                                      5

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
    409,769   Tesco PLC                                             $    1,296,729
  1,156,290   Vodafone Group PLC                                         2,282,331
                                                                    --------------
                                                                        13,419,737
                                                                    --------------
              Total common stocks (cost $60,756,982)                    63,411,926
                                                                    --------------
PREFERRED STOCKS  1.9%
-------------------------------------------------------------------------------------
Germany  1.9%
      3,361   Porsche AG (cost $1,069,109)                               1,237,789
                                                                    --------------
              Total long-term investments (cost $61,826,091)            64,649,715
                                                                    --------------
SHORT-TERM INVESTMENT  3.3%
-------------------------------------------------------------------------------------
Mutual Fund
  2,236,325   Prudential Core Investment Fund - Taxable Money
               Market Series (Note 3)
               (cost $2,236,325)                                         2,236,325
                                                                    --------------
              Total Investments  100.2%
               (cost $64,062,416; Note 5)                               66,886,040
              Liabilities in excess of other assets  (0.2%)               (150,579)
                                                                    --------------
              Net Assets  100%                                      $   66,735,461
                                                                    --------------
                                                                    --------------

------------------------------
(a) Non-income producing security.
ADR--American Depository Receipt.
    6                                      See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

The industry classification of portfolio holdings shown as a percentage of net assets as of April 30, 2003 was as follows:

Commercial Banks                                                  14.0%
Oil & Gas                                                          6.2
Diversified Financials                                             5.7
Insurance                                                          5.0
Wireless Telecommunication Services                                5.0
Software                                                           4.8
Diversified Telecommunication Services                             4.6
Pharmaceuticals                                                    4.5
Healthcare Equipment & Supplies                                    4.4
Internet Software & Services                                       4.2
Communications Equipment                                           3.5
Household Products                                                 3.3
Media                                                              3.0
Food & Drug Retailing                                              2.9
Electrical Equipment                                               2.7
Textiles & Apparel                                                 2.7
Commercial Services & Supplies                                     2.2
Machinery                                                          2.1
Automobiles                                                        1.9
Electrical Utilities                                               1.8
Household Durables                                                 1.7
Specialty Retail                                                   1.7
Air Freight & Couriers                                             1.5
Semiconductor Equipment & Products                                 1.3
Distributors                                                       1.2
Leisure Equipment & Products                                       1.1
Electronic Equipment & Instruments                                 1.0
Gas Utilities                                                      1.0
Beverages                                                          0.8
Personal Products                                                  0.8
Food Products                                                      0.3
Cash & Equivalents                                                 3.3
                                                                 -----
                                                                 100.2
Liabilities in excess of other assets                             (0.2)
                                                                 -----
                                                                 100.0%
                                                                 -----
                                                                 -----
    See Notes to Financial Statements                                      7

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                April 30, 2003
------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $64,062,416)                        $   66,886,040
Foreign currency, at value (cost $482,153)                             483,043
Cash                                                                     2,973
Receivable for investments sold                                      3,952,617
Receivable for Series shares sold                                      290,689
Interest and dividends receivable                                      289,789
Tax reclaim receivable                                                  74,593
Other assets                                                               332
                                                                --------------
      Total assets                                                  71,980,076
                                                                --------------
LIABILITIES
Payable for investments purchased                                    4,582,733
Accrued expenses                                                       390,048
Payable for Series shares reacquired                                   154,669
Management fee payable                                                  44,724
Distribution fee payable                                                39,639
Withholding taxes payable                                               32,802
                                                                --------------
      Total liabilities                                              5,244,615
                                                                --------------
NET ASSETS                                                      $   66,735,461
                                                                --------------
                                                                --------------
Net assets were comprised of:
   Common stock, at par                                         $      179,157
   Paid-in capital in excess of par                                262,124,984
                                                                --------------
                                                                   262,304,141
   Net investment loss                                                (315,462)
   Accumulated net realized loss on investments                   (198,070,075)
   Net unrealized appreciation on investments and foreign
      currencies                                                     2,816,857
                                                                --------------
Net assets, April 30, 2003                                      $   66,735,461
                                                                --------------
                                                                --------------

    8                                      See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                   April 30, 2003
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($18,229,444 /
      4,813,494 shares of common stock issued and outstanding)              $3.79
   Maximum sales charge (5% of offering price)                                .20
                                                                   --------------
   Maximum offering price to public                                         $3.99
                                                                   --------------
                                                                   --------------
Class B:
   Net asset value, offering price and redemption price per
      share ($33,622,762 / 9,098,244 shares of common stock
      issued and outstanding)                                               $3.70
                                                                   --------------
                                                                   --------------
Class C:
   Net asset value and redemption price per share ($12,037,482 /
      3,257,262 shares of common stock issued and outstanding)              $3.70
   Sales charge (1% of offering price)                                        .04
                                                                   --------------
   Offering price to public                                                 $3.74
                                                                   --------------
                                                                   --------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($2,845,773 / 746,654 shares of common stock issued
      and outstanding)                                                      $3.81
                                                                   --------------
                                                                   --------------

    See Notes to Financial Statements                                      9

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Statement of Operations (Unaudited)
                                                                  Six Months
                                                                     Ended
                                                                April 30, 2003
-------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $97,355)       $     630,222
                                                                --------------
Expenses
   Management fee                                                      286,622
   Distribution fee--Class A                                            22,274
   Distribution fee--Class B                                           167,844
   Distribution fee--Class C                                            60,762
   Transfer agent's fees and expenses                                  177,000
   Custodian's fees and expenses                                        86,000
   Reports to shareholders                                              75,000
   Registration fees                                                    30,000
   Audit fee                                                            20,000
   Legal fees                                                           15,000
   Directors' fees                                                       3,000
   Miscellaneous                                                         2,182
                                                                --------------
      Total expenses                                                   945,684
                                                                --------------
Net investment loss                                                   (315,462)
                                                                --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
   Investment transactions                                         (10,483,261)
   Foreign currency transactions                                       (41,070)
                                                                --------------
                                                                   (10,524,331)
                                                                --------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                      11,174,180
   Foreign currencies                                                   (9,020)
                                                                --------------
                                                                    11,165,160
                                                                --------------
Net gain on investments and foreign currencies                         640,829
                                                                --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $     325,367
                                                                --------------
                                                                --------------
    10                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Statement of Changes in Net Assets (Unaudited)

                                                     Six Months            Year
                                                       Ended              Ended
                                                   April 30, 2003    October 31, 2002
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                              $    (315,462)     $ (1,062,825)
   Net realized loss on investment and foreign
      currency transactions                           (10,524,331)      (48,161,809)
   Net change in unrealized appreciation
      (depreciation) on investments and foreign
      currencies                                       11,165,160        36,013,631
                                                   --------------    ----------------
   Net increase (decrease) in net assets
      resulting from operations                           325,367       (13,211,003)
                                                   --------------    ----------------
Series share transactions (net of conversions)
   (Note 6)
   Net proceeds from shares sold                       20,077,004        65,511,488
   Cost of shares reacquired                          (30,094,426)      (89,611,659)
                                                   --------------    ----------------
   Net decrease in net assets from Series share
      transactions                                    (10,017,422)      (24,100,171)
                                                   --------------    ----------------
Total decrease                                         (9,692,055)      (37,311,174)
NET ASSETS
Beginning of period                                    76,427,516       113,738,690
                                                   --------------    ----------------
End of period                                       $  66,735,461      $ 76,427,516
                                                   --------------    ----------------
                                                   --------------    ----------------

    See Notes to Financial Statements                                     11

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Notes to Financial Statements (Unaudited)

      Prudential World Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of three series: Prudential Jennison International Growth Fund (the 'Series'), Prudential International Value Fund and Prudential Global Growth Fund. These financial statements relate to Prudential Jennison International Growth Fund. The financial statements of the other Series are not presented herein. The Series commenced investment operations in March 2000. The investment objective of the Series is to achieve long-term growth of capital. The Series seeks to achieve its objective primarily through investment in equity-related securities of foreign issuers.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with the subadviser, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker (if available, otherwise a principal market maker or a primary market dealer). Securities for which reliable market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or valuation methodology, or provides a valuation methodology that, in the judgment of the Manager or subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Directors, in consultation with the Manager or subadviser.

      Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which
    12

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Series are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities at the closing daily rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are
                                                                          13

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Series expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. For this reason, no federal income tax provision is required.

      Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Withholding taxes are recorded, net of reclaimable amounts, at the time the related income is earned.

Note 2. Agreements
The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has a subadvisory agreement with Jennison. PI pays for the services of Jennison, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PI is computed daily and payable monthly, at an annual rate of .85 of 1% of the average daily net assets of the Series up to and including $300 million, .75 of 1% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .70 of 1% of the Series' average daily net assets over $1.5 billion.
    14

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the six months ended April 30, 2003.

      PIMS has advised the Series that they received approximately $7,900 and $2,700 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended April 30, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
      PIMS has advised the Series that for the six months ended April 30, 2003 it received approximately $102,900 and $14,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.('Prudential').

      The Series, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended April 30, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. The Series did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004.
                                                                          15

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent and during the six months ended April 30, 2003 the Series incurred fees of approximately $136,600 for the services of PMFS. As of April 30, 2003 approximately $21,900 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $23,200 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, was approximately $22,400 for the six months ended April 30, 2003. As of April 30, 2003, approximately $3,500 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      The Series invests in the Taxable Money Market Series, a portfolio of the Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the six months ended April 30, 2003, the Series earned income from the Taxable Money Market Series of approximately $16,100 by investing its excess cash.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2003 aggregated $63,170,955 and $73,874,742, respectively.

Note 5. Tax Information
For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2002 of approximately $182,479,000 of which $13,222,000 expires in 2008, $120,080,000 expires in 2009 and $49,177,000 expires in 2010.
Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

      The United States federal income tax basis of the Series' investments and the net unrealized depreciation as of April 30, 2003 were as follows:
    16

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

                                                   Total Net
                                                   Unrealized
 Tax Basis      Appreciation     Depreciation     Depreciation
-----------     ------------     ------------     ------------
$66,999,331      $ 5,897,795      $ 6,011,086       $113,291

      The difference between book and tax basis was attributable to deferred losses on wash sales.

Note 6. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Certain investors who purchase $1 million or more of Class A Shares are subject to a 1% contingent deferred sales charge during the first 12 months. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

      Transactions in shares of common stock were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    ------------
Six months ended April 30, 2003:
Shares sold                                                   3,145,096    $ 11,353,007
Shares reacquired                                            (3,568,339)    (12,945,381)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (423,243)     (1,592,374)
Shares issued upon conversion from Class B                       45,972         163,271
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                  (377,271)   $ (1,429,103)
                                                            -----------    ------------
                                                            -----------    ------------
Year ended October 31, 2002:
Shares sold                                                   5,760,989    $ 23,875,076
Shares reacquired                                            (7,260,271)    (30,715,355)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,499,282)     (6,840,279)
Shares issued upon conversion from Class B                       92,759         396,172
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (1,406,523)   $ (6,444,107)
                                                            -----------    ------------
                                                            -----------    ------------

                                                                          17

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                       Shares          Amount
----------------------------------------------------------  -----------    ------------
Six months ended April 30, 2003:
Shares sold                                                     619,069    $  2,204,021
Shares reacquired                                            (1,585,611)     (5,595,936)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (966,542)     (3,391,915)
Shares reacquired upon conversion into Class A                  (47,033)       (163,271)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (1,013,575)   $ (3,555,186)
                                                            -----------    ------------
                                                            -----------    ------------
Year ended October 31, 2002:
Shares sold                                                   1,569,069    $  6,533,010
Shares reacquired                                            (4,057,237)    (17,047,487)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (2,488,168)    (10,514,477)
Shares reacquired upon conversion into Class A                  (94,269)       (396,172)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (2,582,437)   $(10,910,649)
                                                            -----------    ------------
                                                            -----------    ------------
Class C
----------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                   1,235,375    $  4,342,276
Shares reacquired                                            (1,772,494)     (6,262,481)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                  (537,119)   $ (1,920,205)
                                                            -----------    ------------
                                                            -----------    ------------
Year ended October 31, 2002:
Shares sold                                                   3,700,300    $ 15,321,706
Shares reacquired                                            (5,465,127)    (23,137,185)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (1,764,827)   $ (7,815,479)
                                                            -----------    ------------
                                                            -----------    ------------
Class Z
----------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                     598,296    $  2,177,700
Shares reacquired                                            (1,459,094)     (5,290,628)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                  (860,798)   $ (3,112,928)
                                                            -----------    ------------
                                                            -----------    ------------
Year ended October 31, 2002:
Shares sold                                                   4,547,627    $ 19,781,696
Shares reacquired                                            (4,323,334)    (18,711,632)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                   224,293    $  1,070,064
                                                            -----------    ------------
                                                            -----------    ------------

                                                        SEMI ANNUAL REPORT
                                                        APRIL 30, 2003
            PRUDENTIAL
            JENNISON INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Financial Highlights April 30, 2003 (Unaudited)

                                                                      Class A
                                                                -------------------
                                                                 Six Months Ended
                                                                  April 30, 2003
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  3.74
                                                                     --------
Income (loss) from investment operations:
Net investment loss                                                      (.01)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                          .06
                                                                     --------
      Total from investment operations                                    .05
                                                                     --------
Net asset value, end of period                                        $  3.79
                                                                     --------
                                                                     --------
TOTAL RETURN(b)                                                          1.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $18,229
Average net assets (000)                                              $17,967
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees(e)                                                            2.31%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               2.06%(c)
   Net investment loss                                                   (.40)%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate(f)                                              96%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(f) Not annualized for periods of less than one full year.
    20                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Financial Highlights April 30, 2003 (Unaudited) Cont'd.

                            Class A
----------------------------------------------------------------
       Year Ended October 31,             March 1, 2000(a)
-------------------------------------         Through
      2002                 2001           October 31, 2000
----------------------------------------------------------------
    $   4.37             $   7.91             $  10.00
    --------             --------             --------
        (.02)                (.06)                 (--)(d)
        (.61)               (3.48)               (2.09)
    --------             --------             --------
        (.63)               (3.54)               (2.09)
    --------             --------             --------
    $   3.74             $   4.37             $   7.91
    --------             --------             --------
    --------             --------             --------
      (14.42)%             (44.68)%             (21.00)%
    $ 19,414             $ 28,860             $ 75,354
    $ 25,360             $ 47,713             $ 85,757
        1.88%                1.73%                1.56%(c)
        1.63%                1.48%                1.31%(c)
        (.56)%               (.86)%                (--)(c)
         108%                  63%                  61%

    See Notes to Financial Statements                                     21

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Financial Highlights April 30, 2003 (Unaudited) Cont'd.

                                                                      Class B
                                                                -------------------
                                                                 Six Months Ended
                                                                  April 30, 2003
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  3.66
                                                                     --------
Income (loss) from investment operations:
Net investment loss                                                      (.02)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                          .06
                                                                     --------
      Total from investment operations                                    .04
                                                                     --------
Net asset value, end of period                                        $  3.70
                                                                     --------
                                                                     --------
TOTAL RETURN(b)                                                           .82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $33,623
Average net assets (000)                                              $33,847
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
   fees                                                                  3.06%(c)
   Expenses, excluding distribution and service (12b-1)
   fees                                                                  2.06%(c)
   Net investment loss                                                  (1.18)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
    22                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Financial Highlights April 30, 2003 (Unaudited) Cont'd.

                            Class B
----------------------------------------------------------------
       Year Ended October 31,             March 1, 2000(a)
-------------------------------------         Through
      2002                 2001           October 31, 2000
----------------------------------------------------------------
    $   4.32             $   7.87             $  10.00
    --------             --------         ----------------
        (.07)                (.11)                (.05)
        (.59)               (3.44)               (2.08)
    --------             --------         ----------------
        (.66)               (3.55)               (2.13)
    --------             --------         ----------------
    $   3.66             $   4.32             $   7.87
    --------             --------         ----------------
    --------             --------         ----------------
      (15.05)%             (45.04)%             (21.40)%
    $ 37,059             $ 54,810             $131,919
    $ 49,086             $ 87,731             $147,626
        2.63%                2.48%                2.31%(c)
        1.63%                1.48%                1.31%(c)
       (1.30)%              (1.60)%               (.78)%(c)

    See Notes to Financial Statements                                     23

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Financial Highlights April 30, 2003 (Unaudited) Cont'd.

                                                                      Class C
                                                                -------------------
                                                                 Six Months Ended
                                                                  April 30, 2003
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  3.66
                                                                     --------
Income (loss) from investment operations:
Net investment loss                                                      (.02)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                          .06
                                                                     --------
      Total from investment operations                                    .04
                                                                     --------
Net asset value, end of period                                        $  3.70
                                                                     --------
                                                                     --------
TOTAL RETURN(b)                                                           .82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $12,037
Average net assets (000)                                              $12,253
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
   fees                                                                  3.06%(c)
   Expenses, excluding distribution and service (12b-1)
   fees                                                                  2.06%(c)
   Net investment loss                                                  (1.19)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
    24                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Financial Highlights April 30, 2003 (Unaudited) Cont'd.

                            Class C
----------------------------------------------------------------
       Year Ended October 31,             March 1, 2000(a)
-------------------------------------         Through
      2002                 2001           October 31, 2000
----------------------------------------------------------------
    $   4.32             $   7.87             $  10.00
    --------             --------             --------
        (.08)                (.12)                (.05)
        (.58)               (3.43)               (2.08)
    --------             --------             --------
        (.66)               (3.55)               (2.13)
    --------             --------             --------
    $   3.66             $   4.32             $   7.87
    --------             --------             --------
    --------             --------             --------
      (15.05)%             (45.04)%             (21.40)%
    $ 13,906             $ 24,004             $ 64,362
    $ 19,770             $ 41,057             $ 79,138
        2.63%                2.48%                2.31%(c)
        1.63%                1.48%                1.31%(c)
       (1.33)%              (1.61)%               (.74)%(c)

    See Notes to Financial Statements                                     25

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Financial Highlights April 30, 2003 (Unaudited) Cont'd.

                                                                      Class Z
                                                                -------------------
                                                                 Six Months Ended
                                                                  April 30, 2003
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  3.76
                                                                      -------
Income (loss) from investment operations:
Net investment income (loss)                                             (.01)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                          .06
                                                                      -------
   Total from investment operations                                       .05
                                                                      -------
Net asset value, end of period                                        $  3.81
                                                                      -------
                                                                      -------
TOTAL RETURN(b)                                                          1.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 2,846
Average net assets (000)                                              $ 3,932
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
   fees                                                                  2.06%(c)
   Expenses, excluding distribution and service (12b-1)
   fees                                                                  2.06%(c)
   Net investment income (loss)                                          (.48)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
    26                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Jennison International
Growth Fund
             Financial Highlights April 30, 2003 (Unaudited) Cont'd.

                            Class Z
----------------------------------------------------------------
       Year Ended October 31,             March 1, 2000(a)
-------------------------------------         Through
      2002                 2001           October 31, 2000
----------------------------------------------------------------
     $ 4.39              $   7.92             $  10.00
    -------              --------             --------
       (.02)                 (.06)                 .01
       (.61)                (3.47)               (2.09)
    -------              --------             --------
       (.63)                (3.53)               (2.08)
    -------              --------             --------
     $ 3.76              $   4.39             $   7.92
    -------              --------             --------
    -------              --------             --------
     (14.35)%              (44.50)%             (20.90)%
     $6,049              $  6,065             $ 19,703
     $7,665              $ 13,805             $ 22,320
       1.63%                 1.48%                1.31%(c)
       1.63%                 1.48%                1.31%(c)
       (.22)%                (.59)%                .23%(c)

    See Notes to Financial Statements                                     27

             This Page Intentionally Left Blank
          www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Jonathan D. Shain, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077
Custodian

State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Fund Symbols    Nasdaq      CUSIP
Class A         PJRAX     743969859
Class B         PJRBX     743969867
Class C         PJRCX     743969875
Class Z         PJIZX     743969883

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.

Mutual funds are not insured by the FDIC or any federal government agency, are not a deposit of or guaranteed by any bank or any bank affiliate, and may lose value.

(LOGO)

Fund Symbols  Nasdaq  CUSIP
Class A  PJRAX  743969859
Class B  PJRBX  743969867
Class C  PJRCX  743969875
Class Z  PJIZX  743969883

MF190E2  IFS-A080883

Item 2 - Code of Ethics - Not required in this filing

Item 3 - Audit Committee Financial Expert - Not required in this filing

Item 4 - Principal Accountant Fees and Services - Not required in this filing

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not required in this filing

Item 8 - Reserved

Item 9 - Controls and Procedures

      (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

      (a) Code of Ethics - Not required in this filing

      (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential World Fund

By:  /s/ Jonathan D. Shain
     -----------------------
     Jonathan D. Shain
     Secretary of Prudential World Fund (Global Growth Fund,
     International Value Fund and Jennison International Value Fund)


Date: July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Judy A. Rice
     --------------------
     Judy A. Rice,
     President and Principal Executive Officer of Prudential World Fund (Global Growth Fund, International Value Fund and
     Jennison International Value Fund)


Date: July 8 2003

By:  /s/ Grace C. Torres
     --------------------
     Grace C. Torres,
     Treasurer and Principal Financial Officer of Prudential World Fund (Global Growth Fund, International Value Fund and
     Jennison International Value Fund)


Date: July 8, 2003

     Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.